Note 3 - Property and Equipment (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		208 Months Ended	1 Months Ended	11 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012	Jan. 02, 2013	Dec. 31, 2011
Note 3 - Property and Equipment (Details) [Line Items]
Depreciation		$ 59,588	$ 64,851	$ 86,467	$ 69,008
Gain (Loss) on Disposition of Assets	(17,600)
Asset Impairment Charges	17,600	17,600			878,276	4,570,007
Property, Plant and Equipment, Gross	402,906	402,906		446,382	446,382	446,382	446,382
Gain Contingency, Unrecorded Amount									770,000
Mold Production Payments [Member]
Note 3 - Property and Equipment (Details) [Line Items]
Asset Impairment Charges					710,000		50,000	710,000
Property, Plant and Equipment, Gross					50,000		50,000		10,000	760,000
Prepayment Write Off					80,000
Medical Investment Group (MIG) [Member]
Note 3 - Property and Equipment (Details) [Line Items]
Gain Contingency, Unrecorded Amount					$ 770,000		$ 770,000